Net Income Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Income Per Share [Abstract]
Schedule of Earnings Per Share	Schedule of earning per share
	Three Months Ended September 30,
	2023	2022
Net income attributable to common stockholders	$(1,943)	$(2,339)
Weighted average shares outstanding used in basic per common share computations	4,228,340	3,602,289
Basic /Diluted EPS	$(0.46)	$(0.64)
Schedule of earning per share
	Twelve Months Ended December 31,
	2022	2021
	(In thousands)
Net income attributable to common stockholders	$(9,609)	$(5,949)
Weighted average shares outstanding used in basic per common share computations	36,740,650	29,427,863
Basic / Dilutive EPS	$(0.26)	$(0.20)